Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Share-Based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		4,173,814
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Nonvested, Number		4,353,499
2023 PSU's
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		428,700
2022 PSU's
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		448,300
2021 PSU's
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		529,500
Director Share-Based Compensation [Member]
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		109,090	61,360	64,107
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		3,293,268	3,445,438
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 10.63	$ 13.08	$ 9.49
Performance and restricted stock units expense (credit)		$ 17.6	$ 13.7	$ 12.4
Share-based Payment Arrangement, Expense, Tax Benefit		$ 4.4	$ 3.5	3.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 12.11	$ 11.86
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,241,599
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(1,309,344)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 10.05
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options		$ 13.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 10.1	$ 10.1	10.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(84,425)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 12.48
Performance Shares [Member]
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		1,060,231	1,205,833
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value		$ 5.2	$ 4.8	2.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 11.13
Performance and restricted stock units expense (credit)		$ 3.2	1.6	7.7
Share-based Payment Arrangement, Expense, Tax Benefit		$ 0.8	$ 0.4	2.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 13.11	$ 14.21
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,125,192
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(1,270,794)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 12.40
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options		$ 1.2
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 2.1	$ 2.5	$ 6.4
Performance Shares [Member] | 2023 PSU's
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 11.13
Performance Shares [Member] | 2023 PSU's | Tranche 1
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]	2.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	52.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Performance Shares [Member] | 2022 PSU's
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 14.38
Performance Shares [Member] | 2022 PSU's | Tranche 1
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]	0.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	53.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Performance Shares [Member] | 2022 PSU's | Tranche 2
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]	2.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	43.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Performance Shares [Member] | 2021 PSU's
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 13.29
Performance Shares [Member] | 2021 PSU's | Tranche 1
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]	0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	58.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Performance Shares [Member] | 2021 PSU's | Tranche 2
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]	0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	61.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Performance Shares [Member] | 2021 PSU's | Tranche 3
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[1]	1.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	28.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		1 year
Restricted Stock [Member]
Share-Based Compensation Details [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 4 months 24 days
Director Share-Based Compensation [Member]
Share-Based Compensation Details [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 9.67	$ 13.81	$ 12.21
Maximum [Member]
Share-Based Compensation Details [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Shares Earned	[3]	1,060,231
Minimum [Member]
Share-Based Compensation Details [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Shares Earned		0

[1]	Based on the U.S. Government bond benchmark on the grant date.
[2]	Represents the historical price volatility of our Company’s Class A Common Stock for the three-year period preceding the grant date.
[3]	This amount includes the maximum number of shares that may be issued under outstanding performance unit awards; however, the actual number of shares which may be issued will be determined based on the satisfaction of certain conditions, and therefore may be significantly lower.